PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2016
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets

	December 31,
	2015	2016
	RMB’000	RMB’000	US$’000

Prepaid expense for bandwidth and servers (i)	2,268	2,087	301
Income tax receivable	5,785	—	—
Staff field advances	5,817	6,012	866
Capital lease deposit	—	23,809	3,429
Other deposit and receivables	17,690	25,068	3,610

	31,560	56,976	8,206

i.

Prepaid expense for bandwidth and servers represents the unamortized portion of prepaid payments made to the Company’s telecom operators and certain technology companies, who provide the Company with access to bandwidth and network servers.